FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Nov. 29, 2024	Jun. 05, 2024	May 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 4,343				$ 4,350
Corporate borrowings	4,571				4,932
Non-recourse borrowings	47,381				41,943
Financial liabilities	2,780				2,875
Lease liabilities	5,827				4,509
Interest Expense:
Corporate borrowings	3,116				2,054
Non-recourse borrowings	16,362				12,608
Subordinated notes, Maturing 2081
Interest Expense:
Non-recourse borrowings	$ 250				$ 250
Annual rate	5.00%				5.00%
Subordinated notes, Maturing March 15, 2055
Interest Expense:
Non-recourse borrowings	$ 300	$ 300			$ 0
Annual rate	6.80%
Subordinated notes, Maturing May 31, 2084
Interest Expense:
Non-recourse borrowings	$ 158		$ 158	$ 158	0
Annual rate	7.30%
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 4,071				4,076
Corporate borrowings	850				1,517
Non-recourse borrowings	3,016				4,668
Financial liabilities	248				344
Lease liabilities	637				499
Interest Expense:
Corporate borrowings	223				181
Non-recourse borrowings	2,847				2,265
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	49				55
Corporate borrowings	0				0
Non-recourse borrowings	4,652				2,802
Financial liabilities	331				99
Lease liabilities	652				468
Interest Expense:
Corporate borrowings	223				179
Non-recourse borrowings	2,670				2,136
Later than two years and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	15				7
Corporate borrowings	1,587				1,090
Non-recourse borrowings	15,487				18,301
Financial liabilities	210				269
Lease liabilities	1,662				1,202
Interest Expense:
Corporate borrowings	572				408
Non-recourse borrowings	6,104				4,509
5 plus years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	208				212
Corporate borrowings	2,134				2,325
Non-recourse borrowings	24,226				16,172
Financial liabilities	1,991				2,163
Lease liabilities	2,876				2,340
Interest Expense:
Corporate borrowings	2,098				1,286
Non-recourse borrowings	$ 4,741				$ 3,698